Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Health Care Portfolio
May 31, 2022
HEA-NPRT1-0722
1.802174.118
Common Stocks - 98.3%
	Shares	Value ($)
Biotechnology - 16.0%
Biotechnology - 16.0%
ADC Therapeutics SA (a)(b)	988,800	6,763,392
Agios Pharmaceuticals, Inc. (a)	700,000	13,629,000
Alnylam Pharmaceuticals, Inc. (a)	600,000	75,480,000
Ambrx Biopharma, Inc. ADR	354,700	1,393,971
Arcutis Biotherapeutics, Inc. (a)	692,821	14,466,102
Argenx SE ADR (a)	540,000	167,022,000
Ascendis Pharma A/S sponsored ADR (a)	954,412	80,657,358
Atara Biotherapeutics, Inc. (a)	1,650,000	8,580,000
Avid Bioservices, Inc. (a)	1,000,000	13,370,000
Beam Therapeutics, Inc. (a)(b)	400,000	14,072,000
BeiGene Ltd. ADR (a)	120,000	16,466,400
Blueprint Medicines Corp. (a)	559,700	30,783,500
Celldex Therapeutics, Inc. (a)	646,599	15,208,008
Century Therapeutics, Inc.	815,000	7,082,350
Cerevel Therapeutics Holdings (a)	1,280,000	33,446,400
Cytokinetics, Inc. (a)	1,726,438	68,884,876
Denali Therapeutics, Inc. (a)	650,000	15,788,500
Erasca, Inc. (b)	2,500,000	13,550,000
Exelixis, Inc. (a)	1,500,000	27,495,000
Fate Therapeutics, Inc. (a)(b)	350,000	8,085,000
Generation Bio Co. (a)(b)	509,353	2,862,564
Graphite Bio, Inc.	800,000	1,880,000
Imago BioSciences, Inc.	200,000	3,232,000
Innovent Biologics, Inc. (a)(c)	7,800,000	24,203,538
Instil Bio, Inc. (a)(b)	1,500,000	9,007,500
Intellia Therapeutics, Inc. (a)	500,000	23,070,000
Janux Therapeutics, Inc. (b)	500,000	5,565,000
Keros Therapeutics, Inc. (a)	460,000	15,548,000
Legend Biotech Corp. ADR (a)	900,000	38,061,000
Mirati Therapeutics, Inc. (a)	200,000	7,832,000
Morphic Holding, Inc. (a)	319,823	7,496,651
Nuvalent, Inc. Class A (a)(b)	351,130	3,111,012
Poseida Therapeutics, Inc. (a)	1,746,425	3,964,385
PTC Therapeutics, Inc. (a)	1,149,600	33,763,752
Regeneron Pharmaceuticals, Inc. (a)	315,000	209,393,100
Relay Therapeutics, Inc. (a)(b)	1,600,000	26,048,000
Sarepta Therapeutics, Inc. (a)	340,000	24,758,800
Scholar Rock Holding Corp. (a)(b)	155,315	779,681
Shattuck Labs, Inc. (a)	1,162,800	3,325,608
Stoke Therapeutics, Inc. (a)	500,000	6,055,000
TG Therapeutics, Inc. (a)	1,465,800	6,478,836
uniQure B.V. (a)	670,000	9,621,200
Vaxcyte, Inc. (a)	790,856	18,972,635
Vertex Pharmaceuticals, Inc. (a)	315,000	84,624,750
Verve Therapeutics, Inc.	280,000	4,244,800
Xencor, Inc. (a)	1,400,000	31,262,000
Xenon Pharmaceuticals, Inc. (a)	297,700	7,844,395
Zai Lab Ltd. (a)(d)	6,000,000	19,038,638
Zentalis Pharmaceuticals, Inc. (a)	1,281,319	30,892,601
		1,295,161,303
Health Care Equipment & Supplies - 16.7%
Health Care Equipment - 16.7%
Boston Scientific Corp. (a)	12,000,000	492,120,000
Envista Holdings Corp. (a)	1,900,000	81,776,000
Hologic, Inc. (a)	500,000	37,635,000
Insulet Corp. (a)	1,000,000	213,480,000
Intuitive Surgical, Inc. (a)	90,000	20,487,600
Masimo Corp. (a)	400,000	56,172,000
Novocure Ltd. (a)	240,000	19,291,200
Outset Medical, Inc. (a)(b)	1,080,000	23,544,000
Penumbra, Inc. (a)	1,398,965	205,535,938
PROCEPT BioRobotics Corp. (b)	600,000	23,472,000
ResMed, Inc.	585,000	119,024,100
Tandem Diabetes Care, Inc. (a)	760,000	51,809,200
		1,344,347,038
Health Care Providers & Services - 28.7%
Health Care Facilities - 3.1%
Cano Health, Inc. (a)	5,400,000	27,810,000
HCA Holdings, Inc.	515,000	108,356,000
Rede D'Oregon Sao Luiz SA (c)	2,800,000	21,103,618
Surgery Partners, Inc. (a)	1,750,000	68,600,000
The Oncology Institute, Inc. (e)	2,232,581	20,115,555
		245,985,173
Health Care Services - 6.7%
1Life Healthcare, Inc. (a)(b)	1,750,000	14,822,500
agilon health, Inc. (a)(b)	5,600,000	106,960,000
Cigna Corp.	1,028,000	275,802,120
Guardant Health, Inc. (a)	200,000	8,196,000
LifeStance Health Group, Inc.	4,250,000	31,662,500
Oak Street Health, Inc. (a)(b)	5,650,000	106,672,000
		544,115,120
Managed Health Care - 18.9%
Alignment Healthcare, Inc. (a)(b)	3,624,100	38,705,388
Centene Corp. (a)	2,300,000	187,312,000
Humana, Inc.	845,000	383,824,350
UnitedHealth Group, Inc.	1,840,000	914,075,202
		1,523,916,940
TOTAL HEALTH CARE PROVIDERS & SERVICES		2,314,017,233
Health Care Technology - 1.8%
Health Care Technology - 1.8%
Definitive Healthcare Corp. (b)	500,000	9,775,000
Doximity, Inc. (b)	1,000,000	34,990,000
Inspire Medical Systems, Inc. (a)	440,000	77,805,200
Medlive Technology Co. Ltd. (c)	3,000,000	3,417,780
Phreesia, Inc. (a)	900,000	16,326,000
		142,313,980
Life Sciences Tools & Services - 20.1%
Life Sciences Tools & Services - 20.1%
10X Genomics, Inc. (a)	445,000	22,779,550
10X Genomics, Inc. Class B (a)(c)	500,000	25,595,000
Agilent Technologies, Inc.	620,000	79,087,200
Avantor, Inc. (a)	2,000,000	64,080,000
Bio-Rad Laboratories, Inc. Class A (a)	140,000	75,290,600
Bruker Corp.	1,600,000	99,968,000
Charles River Laboratories International, Inc. (a)	385,000	90,120,800
Danaher Corp.	1,780,000	469,599,600
Lonza Group AG	160,000	96,464,928
Maravai LifeSciences Holdings, Inc. (a)	844,548	26,307,670
Olink Holding AB ADR (a)(b)	1,200,000	14,112,000
Quanterix Corp. (a)	500,000	8,430,000
Sartorius Stedim Biotech	76,299	26,301,555
Seer, Inc. (a)	907,959	8,062,676
Stevanato Group SpA	1,080,000	17,442,000
Thermo Fisher Scientific, Inc.	700,000	397,299,000
West Pharmaceutical Services, Inc.	320,000	99,321,600
		1,620,262,179
Personal Products - 0.4%
Personal Products - 0.4%
The Beauty Health Co. (a)(b)	799,005	11,401,801
The Beauty Health Co. (a)(e)	1,800,000	25,686,000
		37,087,801
Pharmaceuticals - 14.4%
Pharmaceuticals - 14.4%
Arvinas Holding Co. LLC (a)	700,000	29,183,000
AstraZeneca PLC (United Kingdom)	1,020,000	134,807,077
Bristol-Myers Squibb Co.	1,900,000	143,355,000
Eli Lilly & Co.	1,500,000	470,160,000
Merck & Co., Inc.	595,000	54,757,850
Pharvaris BV (a)	620,000	10,986,400
Roche Holding AG (participation certificate)	340,000	115,868,986
Royalty Pharma PLC	4,280,000	176,079,200
Theseus Pharmaceuticals, Inc.	600,000	4,050,000
UCB SA	240,000	21,168,688
		1,160,416,201
Specialty Retail - 0.2%
Specialty Stores - 0.2%
Warby Parker, Inc. (a)(b)	1,040,000	17,659,200
TOTAL COMMON STOCKS (Cost $5,943,284,968)		7,931,264,935

Preferred Stocks - 1.2%
	Shares	Value ($)
Convertible Preferred Stocks - 1.1%
Biotechnology - 0.5%
Biotechnology - 0.5%
Asimov, Inc. Series B (e)(f)	101,438	6,201,919
Caris Life Sciences, Inc. Series D (e)(f)	3,206,021	17,761,356
Element Biosciences, Inc. Series C (e)(f)	572,265	7,817,140
ElevateBio LLC Series C (a)(e)(f)	254,900	1,165,658
Inscripta, Inc. Series E (a)(e)(f)	1,282,228	7,795,946
		40,742,019
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(e)(f)	380,451	2,739,247

Health Care Technology - 0.4%
Health Care Technology - 0.4%
Aledade, Inc.:
Series B1(e)(f)	201,220	10,022,768
Series E1(e)(f)	56,664	2,822,434
Omada Health, Inc. Series E (e)(f)	2,153,073	12,908,103
Wugen, Inc. Series B (e)(f)	454,342	1,967,301
		27,720,606
Pharmaceuticals - 0.2%
Pharmaceuticals - 0.2%
Aristea Therapeutics, Inc. Series B (a)(e)(f)	1,037,400	9,896,796
Galvanize Therapeutics Series B (e)(f)	3,696,429	6,399,575
		16,296,371
TOTAL CONVERTIBLE PREFERRED STOCKS		87,498,243
Nonconvertible Preferred Stocks - 0.1%
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (e)(f)(g)	473,270	13,584,368

TOTAL PREFERRED STOCKS (Cost $117,595,657)		101,082,611

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (h)	29,400,206	29,406,086
Fidelity Securities Lending Cash Central Fund 0.82% (h)(i)	241,556,218	241,580,374
TOTAL MONEY MARKET FUNDS (Cost $270,984,710)		270,986,460

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $6,331,865,335)	8,303,334,006
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(236,489,688)
NET ASSETS - 100.0%	8,066,844,318

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,319,936 or 0.9% of net assets.

(d)	Affiliated company
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $146,884,166 or 1.8% of net assets.

(f)	Level 3 security
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	7,704,855
Aledade, Inc. Series E1	5/20/22	2,822,683
Aristea Therapeutics, Inc. Series B	10/06/20	5,719,912
Asimov, Inc. Series B	10/29/21	9,401,345
Caris Life Sciences, Inc. Series D	5/11/21	25,968,770
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	5,403,602
Element Biosciences, Inc. Series C	6/21/21	11,763,880
ElevateBio LLC Series C	3/09/21	1,069,306
Galvanize Therapeutics Series B	3/29/22	6,399,572
Inscripta, Inc. Series E	3/30/21	11,322,073
Omada Health, Inc. Series E	12/22/21	12,908,103
The Beauty Health Co.	12/08/20	18,000,000
The Oncology Institute, Inc.	6/28/21	22,325,810
Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	13,588,179
Wugen, Inc. Series B	7/09/21	3,523,377

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	36,264,694	244,599,796	251,458,404	34,673	-	-	29,406,086	0.1%
Fidelity Securities Lending Cash Central Fund 0.82%	202,861,851	359,487,241	320,768,718	721,653	-	-	241,580,374	0.6%
Total	239,126,545	604,087,037	572,227,122	756,326	-	-	270,986,460

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Zai Lab Ltd.	26,625,199	3,695,466	-	-	-	(11,282,027)	19,038,638
Total	26,625,199	3,695,466	-	-	-	(11,282,027)	19,038,638

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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